Equity-Accounted Joint Ventures - Exmar LPG Joint Venture - Additional Information (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025	Dec. 31, 2025 vessel	Dec. 31, 2025 lease	Dec. 31, 2024 USD ($) vessel
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)					33.00%
Number of vessels			16	2	15
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		50.00%			50.00%
Principal amount outstanding on secured loan facilities and finance leases	$ 164,700				$ 190,700
Carrying value of guarantee liability	1,100				700
Difference between carrying amount and book value	6,400				8,400
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 214,977				$ 187,860
Number of vessels | vessel			18